Subsequent Events (Details) - USD ($)		3 Months Ended		5 Months Ended	12 Months Ended
	Jan. 16, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 15, 2024	Jan. 19, 2024
Subsequent Events [Abstract]
Repayment of loan					$ 53,864,500	$ 24,493,000	$ 5,178,500
Net gain on sale of vessels					6,383,858	0	0
Series D Preferred Shares [Member]
Subsequent Events [Abstract]
Dividend paid					196,296	$ 0	$ 0
Related Party [Member]
Subsequent Events [Abstract]
Dividend paid				$ 196,296
$11.0 Million Term Loan Facility [Member]
Subsequent Events [Abstract]
Face amount				$ 11,000,000	$ 11,000,000
Plan [Member] | Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Horizon [Member]
Subsequent Events [Abstract]
Net gain on sale of vessels			$ 4,600,000
Plan [Member] | Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Nova [Member]
Subsequent Events [Abstract]
Net gain on sale of vessels			$ 4,400,000
Plan [Member] | Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Nebula [Member]
Subsequent Events [Abstract]
Net gain on sale of vessels		$ 2,500,000
Subsequent Event [Member] | Series D Preferred Shares [Member]
Subsequent Events [Abstract]
Dividend paid, date	Jan. 16, 2024
Dividend declared, date	Dec. 27, 2023
Subsequent Event [Member] | Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Horizon [Member]
Subsequent Events [Abstract]
Sale price									$ 15,800,000
Subsequent Event [Member] | Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Nova [Member]
Subsequent Events [Abstract]
Sale price									$ 16,100,000
Subsequent Event [Member] | Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Nebula [Member]
Subsequent Events [Abstract]
Sale price								$ 16,200,000
Subsequent Event [Member] | Related Party [Member] | Toro [Member] | Series D Preferred Shares [Member]
Subsequent Events [Abstract]
Dividend paid	$ 625,000
Subsequent Event [Member] | $11.0 Million Term Loan Facility [Member]
Subsequent Events [Abstract]
Repayment of loan	$ 2,400,000